ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Late fee (Details)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Late fee charge of income tax						¥ 53,890,577
Late fee charge of taxes other than income tax						10,635,413
Late fee charge of social insurance	¥ 9,685,430	$ 1,364,183	¥ 9,499,595	$ 1,496,423	¥ 9,500,000	29,364,400
Total	¥ 9,685,430	$ 1,364,183	¥ 9,499,595	$ 1,496,423		¥ 93,890,390